Earnings per share (basic and diluted) (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic and diluted earnings per share [abstract]
Net Income attributable to owners of the Parent		R$ 2,076,430	R$ 1,080,484	R$ 461,440
Basic weighted average number of outstanding shares (in shares)		552,291	511,462	493,117
Basic earnings (loss) per share (in R$ per share)	[1]	R$ 3.7597	R$ 2.1125	R$ 0.9358
Share based plan		6,817	248	0
Diluted weighted average number of outstanding shares (in shares)		559,108	511,710	493,117
Diluted earnings (loss) per share (in R$ per share)	[1]	R$ 3.7138	R$ 2.1115	R$ 0.9358

[1]

(*)	The basic and diluted earnings per common share are in effect with the reverse share split occurred on November 30, 2019.